Note 5 - Capital Leased Assets (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Squaw Creek Country Club Lease [Member]
Note 5 - Capital Leased Assets (Details) [Line Items]
Lease Term, Initial			10 years
Number of Consecutive Renewal Term Options			4
Lease Term, Renewal			10 years
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 76,000		$ 15,000
Leasehold Improvements Required to be Made per Year			150,000
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 6,719,000	$ 6,680,000	$ 300,000